Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.8%		Shares	Value
Aerospace & Defense - 0.1%
National Presto Industries, Inc.		8,014	$898,770

Automobile Components - 2.0%
Adient PLC (a)		152,905	3,681,952
Gentex Corp.		115,400	3,265,820
Goodyear Tire & Rubber Co. (a)		191,800	1,434,664
Lear Corp.		31,600	3,179,276
Phinia, Inc.		24,600	1,414,008
Visteon Corp.		27,300	3,272,178
			16,247,898

Automobiles - 1.1%
Harley-Davidson, Inc.		116,900	3,261,510
Thor Industries, Inc.		30,100	3,121,069
Winnebago Industries, Inc.		74,700	2,497,968
			8,880,547

Banks - 22.1%
1st Source Corp.		38,866	2,392,591
Amerant Bancorp, Inc.		118,900	2,291,203
Arrow Financial Corp.		30,200	854,660
Associated Banc-Corp.		59,600	1,532,316
Banc of California, Inc.		218,918	3,623,093
Bank of Marin Bancorp		69,000	1,675,320
Bank7 Corp.		17,500	809,725
BankUnited, Inc.		85,880	3,277,181
BayCom Corp.		36,300	1,043,625
Beacon Financial Corp.		249,617	5,918,419
Bridgewater Bancshares, Inc. (a)		74,590	1,312,784
Burke & Herbert Financial Services Corp.		26,200	1,616,278
Camden National Corp.		36,816	1,420,729
Capital Bancorp, Inc.		26,700	851,730
Capitol Federal Financial, Inc.		524,700	3,331,845
Carter Bankshares, Inc. (a)		53,100	1,030,671
Cathay General Bancorp		48,232	2,315,618
Central Pacific Financial Corp.		79,480	2,411,423
Civista Bancshares, Inc.		39,000	792,090
CNB Financial Corp./PA		31,600	764,720
Colony Bankcorp, Inc.		44,100	750,141
Columbia Banking System, Inc.		194,934	5,017,601
Community Trust Bancorp, Inc.		27,610	1,544,779
ConnectOne Bancorp, Inc.		136,034	3,375,004
Dime Community Bancshares, Inc.		107,600	3,209,708
Eagle Bancorp, Inc.		156,330	3,160,993
Enterprise Financial Services Corp.		41,500	2,406,170
Farmers National Banc Corp.		56,371	812,306
Financial Institutions, Inc.		90,761	2,468,699
First Busey Corp.		133,151	3,082,446
First Financial Corp.		32,763	1,849,144
First Foundation, Inc. (a)		435,397	2,425,161
First Hawaiian, Inc.		128,540	3,191,648
First Internet Bancorp		34,289	769,102
First Interstate BancSystem, Inc. - Class A		84,400	2,689,828
First Merchants Corp.		79,702	3,004,765
First Mid Bancshares, Inc.		38,600	1,462,168
First Western Financial, Inc. (a)		30,900	711,473
Firstsun Capital Bancorp (a)		41,100	1,594,269
Five Star Bancorp		21,600	695,520
Flagstar Financial, Inc.		294,600	3,402,630
Flushing Financial Corp.		120,718	1,667,116
FNB Corp./PA		49,000	789,390
Great Southern Bancorp, Inc.		27,110	1,660,488
Hanmi Financial Corp.		99,600	2,459,124
Heritage Commerce Corp.		231,600	2,299,788
Heritage Financial Corp./WA		68,600	1,659,434
Hilltop Holdings, Inc.		106,900	3,572,598
Hingham Institution For Savings The		9,000	2,374,020
Home Bancorp, Inc.		30,900	1,678,642
Hope Bancorp, Inc.		303,333	3,266,896
Horizon Bancorp, Inc./IN		156,700	2,508,767
Independent Bank Corp.		35,900	2,483,203
Kearny Financial Corp./MD		254,000	1,668,780
Live Oak Bancshares, Inc.		96,400	3,395,208
Mechanics Bancorp - Class A (a)		52,600	700,106
Mercantile Bank Corp.		50,600	2,277,000
Mid Penn Bancorp, Inc.		28,800	824,832
Midland States Bancorp, Inc.		81,500	1,396,910
NB Bancorp, Inc.		174,600	3,081,690
Northeast Bank		32,300	3,235,168
Northfield Bancorp, Inc.		148,907	1,757,103
OceanFirst Financial Corp.		183,910	3,231,299
Origin Bancorp, Inc.		64,300	2,219,636
Peapack-Gladstone Financial Corp.		58,500	1,614,600
Preferred Bank/Los Angeles CA		34,840	3,149,188
Provident Financial Services, Inc.		162,472	3,132,460
QCR Holdings, Inc.		31,600	2,390,224
RBB Bancorp		53,432	1,002,384
Shore Bancshares, Inc.		92,012	1,509,917
Sierra Bancorp		37,800	1,092,798
Simmons First National Corp. - Class A		158,400	3,036,528
Southern Missouri Bancorp, Inc.		13,300	699,048
Tompkins Financial Corp.		28,420	1,881,688
Towne Bank/Portsmouth VA		42,700	1,476,139
TriCo Bancshares		71,800	3,188,638
TrustCo Bank Corp. NY		74,192	2,693,170
United Community Banks, Inc./GA		48,800	1,529,880
Univest Financial Corp.		77,470	2,325,649
Valley National Bancorp		246,700	2,615,020
Veritex Holdings, Inc.		98,600	3,306,058
WaFd, Inc.		74,234	2,248,548
Washington Trust Bancorp, Inc.		93,930	2,714,577
			178,703,288

Biotechnology - 0.3%
Halozyme Therapeutics, Inc. (a)		33,100	2,427,554

Building Products - 2.2%
American Woodmark Corp. (a)		38,300	2,556,908
Apogee Enterprises, Inc.		57,900	2,522,703
Armstrong World Industries, Inc.		7,060	1,383,831
AZZ, Inc.		4,950	540,193
Fortune Brands Innovations, Inc.		58,100	3,101,959
Janus International Group, Inc. (a)		338,400	3,340,008
Resideo Technologies, Inc. (a)		56,010	2,418,512
UFP Industries, Inc.		23,800	2,225,062
			18,089,176

Capital Markets - 1.3%
Diamond Hill Investment Group, Inc.		16,500	2,310,165
Federated Hermes, Inc.		57,220	2,971,435
Invesco Ltd.		91,000	2,087,540
Virtus Investment Partners, Inc.		16,500	3,135,495
			10,504,635

Chemicals - 2.6%
AdvanSix, Inc.		40,100	777,138
American Vanguard Corp. (a)		147,300	845,502
Axalta Coating Systems Ltd. (a)		100,700	2,882,034
Cabot Corp.		10,000	760,500
Ecovyst, Inc. (a)		351,300	3,077,388
HB Fuller Company		53,400	3,165,552
Huntsman Corp.		224,400	2,015,112
Ingevity Corp. (a)		29,000	1,600,510
Innospec, Inc.		26,400	2,037,024
Olin Corp.		152,000	3,798,480
			20,959,240

Commercial Services & Supplies - 1.5%
ABM Industries, Inc.		48,500	2,236,820
Brink's Co.		28,800	3,365,568
Ennis, Inc.		41,500	758,620
Healthcare Services Group, Inc. (a)		189,600	3,190,968
MillerKnoll, Inc.		73,600	1,305,664
UniFirst Corp./MA		9,100	1,521,429
			12,379,069

Communications Equipment - 0.2%
Aviat Networks, Inc. (a)		72,800	1,669,304

Construction & Engineering - 0.6%
Fluor Corp. (a)		77,100	3,243,597
Tutor Perini Corp. (a)		23,770	1,559,074
			4,802,671

Consumer Finance - 1.1%
Bread Financial Holdings, Inc.		45,660	2,546,458
Navient Corp.		242,260	3,185,719
SLM Corp.		113,400	3,138,912
			8,871,089

Containers & Packaging - 0.8%
Myers Industries, Inc.		176,800	2,994,992
Sonoco Products Co.		32,800	1,413,352
TriMas Corp.		63,000	2,434,320
			6,842,664

Diversified Consumer Services - 0.3%
Laureate Education, Inc. (a)		63,400	1,999,636

Electric Utilities - 0.7%
Otter Tail Corp.		22,850	1,873,015
Portland General Electric Co.		80,600	3,546,400
			5,419,415

Electrical Equipment - 1.2%
Atkore, Inc.		42,000	2,635,080
NEXTracker, Inc. - Class A (a)		11,400	843,486
Sensata Technologies Holding PLC		103,800	3,171,090
Thermon Group Holdings, Inc. (a)		126,023	3,367,335
			10,016,991

Electronic Equipment, Instruments & Components - 3.7%
Arrow Electronics, Inc. (a)		19,200	2,323,200
Avnet, Inc.		59,870	3,130,003
Crane NXT Co.		52,600	3,527,882
ePlus, Inc.		32,100	2,279,421
Ingram Micro Holding Corp.		75,300	1,618,197
Kimball Electronics, Inc. (a)		77,720	2,320,719
Methode Electronics, Inc.		378,300	2,856,165
PC Connection, Inc.		13,100	812,069
Plexus Corp. (a)		11,123	1,609,387
Sanmina Corp. (a)		20,545	2,364,935
ScanSource, Inc. (a)		53,700	2,362,263
Vishay Intertechnology, Inc.		163,226	2,497,358
Vontier Corp.		60,300	2,530,791
			30,232,390

Energy - 0.2%
Helix Energy Solutions Group, Inc. (a)		263,700	1,729,872

Energy Equipment & Services - 4.0%
Cactus, Inc. - Class A		40,100	1,582,747
Core Laboratories, Inc.		139,300	1,721,748
Expro Group Holdings NV (a)		273,903	3,253,968
Innovex International, Inc. (a)		141,300	2,619,702
Liberty Energy, Inc.		169,750	2,094,715
National Energy Services Reunited Corp. (a)		163,450	1,676,997
Noble Corp. PLC		53,300	1,507,324
NOV, Inc.		255,000	3,378,750
Oil States International, Inc. (a)		459,900	2,786,994
ProFrac Holding Corp. - Class A (a)		350,600	1,297,220
ProPetro Holding Corp. (a)		343,900	1,802,036
RPC, Inc.		395,800	1,884,008
Select Water Solutions, Inc.		196,500	2,100,585
Tidewater, Inc. (a)		15,800	842,614
Valaris Ltd. (a)		32,600	1,589,902
Weatherford International PLC		28,700	1,963,941
			32,103,251

Financial Services - 3.5%
Cass Information Systems, Inc.		16,700	656,811
Enact Holdings, Inc.		95,100	3,646,134
Essent Group Ltd.		50,970	3,239,653
Euronet Worldwide, Inc. (a)		32,300	2,836,263
International Money Express, Inc. (a)		109,000	1,522,730
Merchants Bancorp/IN		94,900	3,017,820
MGIC Investment Corp.		55,430	1,572,549
NMI Holdings, Inc. - Class A (a)		79,070	3,031,544
Radian Group, Inc.		91,500	3,314,130
Voya Financial, Inc.		31,500	2,356,200
WEX, Inc. (a)		18,700	2,945,811
			28,139,645

Financials - 0.3%
Janus Henderson Group PLC		38,000	1,691,380
Synovus Financial Corp.		13,900	682,212
			2,373,592

Food Products - 0.3%
John B Sanfilippo & Son, Inc.		37,100	2,384,788

Gas Utilities - 1.8%
MDU Resources Group, Inc.		168,100	2,993,861
New Jersey Resources Corp.		67,300	3,240,495
Northwest Natural Holding Co.		74,000	3,324,820
ONE Gas, Inc.		20,900	1,691,646
Spire, Inc.		43,973	3,584,679
			14,835,501

Ground Transportation - 0.5%
Heartland Express, Inc.		289,000	2,421,820
Marten Transport Ltd.		56,000	596,960
Schneider National, Inc. - Class B		59,300	1,254,788
			4,273,568

Health Care Equipment & Supplies - 1.5%
Envista Holdings Corp. (a)		78,600	1,601,082
Inmode Ltd. (a)		225,400	3,358,460
Lantheus Holdings, Inc. (a)		53,500	2,744,015
LivaNova PLC (a)		59,900	3,137,562
Utah Medical Products, Inc.		25,900	1,630,923
			12,472,042

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)		147,700	3,657,052
Ardent Health, Inc. (a)		124,000	1,643,000
Astrana Health, Inc. (a)		105,600	2,993,760
Concentra Group Holdings Parent, Inc.		103,131	2,158,532
National Research Corp.		70,200	897,156
Select Medical Holdings Corp.		111,100	1,426,524
			12,776,024

Hotels, Restaurants & Leisure - 3.3%
Accel Entertainment, Inc. (a)		209,600	2,320,272
Bloomin' Brands, Inc.		227,305	1,629,777
Boyd Gaming Corp.		18,800	1,625,260
Brightstar Lottery PLC		200,300	3,455,175
Dave & Buster's Entertainment, Inc. (a)		49,500	898,920
Denny's Corp. (a)		344,900	1,803,827
El Pollo Loco Holdings, Inc. (a)		153,900	1,492,830
Hilton Grand Vacations, Inc. (a)		67,600	2,826,356
Marriott Vacations Worldwide Corp.		43,200	2,875,392
Monarch Casino & Resort, Inc.		8,500	899,640
Travel + Leisure Co.		61,000	3,628,890
United Parks & Resorts, Inc. (a)		61,700	3,189,890
			26,646,229

Household Durables - 1.2%
Century Communities, Inc.		8,496	538,392
Green Brick Partners, Inc. (a)		10,900	805,074
Helen of Troy Ltd. (a)		99,700	2,512,440
KB Home		8,730	555,577
Legacy Housing Corp. (a)		37,300	1,026,123
Leggett & Platt, Inc.		189,300	1,680,984
M/I Homes, Inc. (a)		4,300	621,092
Tri Pointe Homes, Inc. (a)		62,867	2,135,592
			9,875,274

Household Products - 0.8%
Central Garden & Pet Co. (a)		40,500	1,322,325
Energizer Holdings, Inc.		56,400	1,403,796
Reynolds Consumer Products, Inc.		141,000	3,450,270
			6,176,391

Insurance - 3.8%
Aspen Insurance Holdings Ltd. - Class A (a)		75,200	2,760,592
Assured Guaranty Ltd.		20,530	1,737,865
CNO Financial Group, Inc.		81,186	3,210,906
Employers Holdings, Inc.		37,705	1,601,708
F&G Annuities & Life, Inc.		80,300	2,510,981
Hanover Insurance Group, Inc.		13,600	2,470,168
Horace Mann Educators Corp.		36,414	1,644,820
Kemper Corp.		59,300	3,056,915
Lincoln National Corp.		66,600	2,685,978
Selective Insurance Group, Inc.		29,100	2,359,137
Stewart Information Services Corp.		33,590	2,462,819
United Fire Group, Inc.		31,300	952,146
White Mountains Insurance Group Ltd.		1,800	3,008,736
			30,462,771

IT Services - 0.4%
ASGN, Inc. (a)		68,300	3,234,005

Leisure Products - 1.3%
Brunswick Corp./DE		50,800	3,212,592
JAKKS Pacific, Inc.		90,400	1,693,192
Mattel, Inc. (a)		89,000	1,497,870
Polaris, Inc.		49,700	2,889,061
YETI Holdings, Inc. (a)		47,300	1,569,414
			10,862,129

Machinery - 4.2%
Albany International Corp. - Class A		25,400	1,353,820
Atmus Filtration Technologies, Inc.		80,790	3,642,821
Blue Bird Corp. (a)		43,400	2,497,670
Columbus McKinnon Corp./NY		195,300	2,800,602
Douglas Dynamics, Inc.		50,800	1,588,008
Flowserve Corp.		58,300	3,098,062
Gates Industrial Corp. PLC (a)		56,200	1,394,884
Greenbrier Cos., Inc.		48,689	2,247,971
Hillenbrand, Inc.		128,720	3,480,589
Kennametal, Inc.		32,200	673,946
L B Foster Co. - Class A (a)		43,500	1,172,325
Miller Industries, Inc./TN		39,130	1,581,635
REV Group, Inc.		15,680	888,586
Tennant Co.		30,000	2,431,800
Timken Co.		41,900	3,150,042
Wabash National Corp.		156,982	1,549,412
			33,552,173

Marine Transportation - 0.2%
Matson, Inc.		15,400	1,518,286

Media - 1.0%
Emerald Holding, Inc.		153,370	780,653
National CineMedia, Inc.		553,100	2,494,481
Stagwell, Inc. (a)		487,300	2,743,499
TEGNA, Inc.		90,767	1,845,293
			7,863,926

Metals & Mining - 0.6%
Constellium SE (a)		123,500	1,837,680
Kaiser Aluminum Corp.		41,800	3,225,288
			5,062,968

Multi-Utilities - 1.5%
Avista Corp.		86,361	3,265,309
Black Hills Corp.		58,300	3,590,697
Northwestern Energy Group, Inc.		58,500	3,428,685
Unitil Corp.		33,800	1,617,668
			11,902,359

Oil, Gas & Consumable Fuels - 7.4%
Baytex Energy Corp.		1,766,142	4,132,772
California Resources Corp.		35,690	1,897,994
Crescent Energy Co. - Class A		369,845	3,299,017
CVR Energy, Inc.(a)		117,900	4,300,992
Delek US Holdings, Inc.		103,800	3,349,626
Excelerate Energy, Inc. - Class A		97,300	2,450,987
International Seaways, Inc.		18,900	870,912
Kosmos Energy Ltd. (a)		1,818,413	3,018,566
Murphy Oil Corp.		139,900	3,974,559
NextDecade Corp. (a)		306,850	2,083,512
Northern Oil & Gas, Inc.		119,700	2,968,560
Par Pacific Holdings, Inc. (a)		105,000	3,719,100
PBF Energy, Inc. - Class A		145,500	4,389,735
REX American Resources Corp. (a)		110,800	3,392,696
SM Energy Company		122,100	3,048,837
Talos Energy, Inc. (a)		360,900	3,461,031
VAALCO Energy, Inc.		864,400	3,474,888
Vital Energy, Inc. (a)		176,300	2,977,707
World Kinect Corp.		122,524	3,179,498
			59,990,989

Paper & Forest Products - 0.2%
Sylvamo Corp.		34,400	1,521,168

Passenger Airlines - 0.1%
Sun Country Airlines Holdings, Inc. (a)		71,600	845,596

Personal Care Products - 0.2%
Edgewell Personal Care Co.		66,400	1,351,904

Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc. (a)		80,000	2,132,000
ANI Pharmaceuticals, Inc. (a)		20,800	1,905,280
Jazz Pharmaceuticals PLC (a)		28,300	3,729,940
SIGA Technologies, Inc.		218,800	2,002,020
			9,769,240

Professional Services - 3.2%
Amentum Holdings, Inc. (a)		62,900	1,506,455
Forrester Research, Inc. (a)		98,000	1,038,800
Franklin Covey Co. (a)		48,100	933,621
Heidrick & Struggles International, Inc.		63,210	3,145,962
Insperity, Inc.		32,300	1,589,160
Kforce, Inc.		100,800	3,021,984
Korn Ferry		20,696	1,448,306
ManpowerGroup, Inc.		53,100	2,012,490
Maximus, Inc.		32,000	2,923,840
Resources Connection, Inc.		197,285	996,289
Robert Half, Inc.		88,000	2,990,240
Science Applications International Corp.		19,400	1,927,778
TrueBlue, Inc. (a)		324,300	1,987,959
			25,522,884

Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)		193,800	3,085,296
Douglas Elliman, Inc. (a)		706,600	2,020,876
Marcus & Millichap, Inc.		51,400	1,508,590
RMR Group, Inc. - Class A		98,400	1,547,832
			8,162,594

Semiconductors & Semiconductor Equipment - 0.7%
Diodes, Inc. (a)		37,249	1,982,019
Photronics, Inc. (a)		157,680	3,618,756
			5,600,775

Software - 1.2%
ACI Worldwide, Inc. (a)		50,200	2,649,054
Adeia, Inc.		211,700	3,556,560
Workiva, Inc. (a)		40,900	3,520,672
			9,726,286

Specialty Retail - 2.2%
Academy Sports & Outdoors, Inc.		15,900	795,318
Asbury Automotive Group, Inc. (a)		9,854	2,408,810
Bath & Body Works, Inc.		53,800	1,385,888
Group 1 Automotive, Inc.		5,288	2,313,553
Haverty Furniture Cos., Inc.		122,500	2,686,425
MarineMax, Inc. (a)		65,300	1,654,049
OneWater Marine, Inc. - Class A (a)		94,600	1,498,464
PetMed Express, Inc. (a)		231,300	580,563
Signet Jewelers Ltd.		18,600	1,784,112
Sonic Automotive, Inc. - Class A		30,350	2,309,332
			17,416,514

Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.		62,500	1,763,750
Columbia Sportswear Co.		29,500	1,542,850
G-III Apparel Group Ltd. (a)		73,390	1,952,908
Oxford Industries, Inc.		51,200	2,075,648
PVH Corp.		21,600	1,809,432
Steven Madden Ltd.		91,300	3,056,724
			12,201,312

Trading Companies & Distributors - 1.6%
Global Industrial Co.		55,757	2,044,609
Herc Holdings, Inc.		11,100	1,294,926
McGrath RentCorp		8,900	1,043,970
MSC Industrial Direct Co., Inc. - Class A		34,600	3,188,044
Rush Enterprises, Inc. - Class A		52,780	2,822,147
Titan Machinery, Inc. (a)		131,800	2,206,332
			12,600,028

Water Utilities - 0.5%
Artesian Resources Corp. - Class A		22,700	739,906
H2O America		63,200	3,077,840
			3,817,746
TOTAL COMMON STOCKS (Cost $751,941,139)			765,716,167

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.5%		Shares	Value
Diversified REITs - 0.3%
American Assets Trust, Inc.		119,800	2,434,336

Health Care REITs - 0.3%
Global Medical REIT, Inc.		64,100	2,160,811

Hotel & Resort REITs - 1.0%
DiamondRock Hospitality Co.		194,000	1,544,240
Park Hotels & Resorts, Inc.		291,900	3,234,252
Pebblebrook Hotel Trust		303,100	3,452,309
			8,230,801

Mortgage REITs - 0.9%
Apollo Commercial Real Estate Finance, Inc.		153,500	1,554,955
Ares Commercial Real Estate Corp.		322,100	1,452,671
BrightSpire Capital, Inc.		300,400	1,631,172
Claros Mortgage Trust, Inc.		430,400	1,428,928
Granite Point Mortgage Trust, Inc.		404,300	1,212,900
			7,280,626

Office REITs - 0.8%
Brandywine Realty Trust		374,700	1,562,499
Douglas Emmett, Inc.		213,900	3,330,423
Empire State Realty Trust, Inc. - Class A		216,700	1,659,922
			6,552,844

Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A (a)		393,348	1,671,729
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $36,032,331)			28,331,147

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)		12,578,168	12,578,168
TOTAL MONEY MARKET FUNDS (Cost $12,578,168)			12,578,168

TIME DEPOSITS - 0.0%(c)		Par	Value
Australia and New Zealand Banking Group Ltd., 3.44%, 10/01/2025 (d)		216,488	216,488
TOTAL TIME DEPOSITS (Cost $216,488)			216,488

TOTAL INVESTMENTS - 99.9% (Cost $800,768,126)			806,841,970
Other Assets in Excess of Liabilities - 0.1%			840,317
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$807,682,287
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley Small Cap Diversified Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$765,716,167	$–	$–	$765,716,167
Real Estate Investment Trusts - Common	28,331,147	–	–	28,331,147
Money Market Funds	12,578,168	–	–	12,578,168
Time Deposits	–	216,488	–	216,488
Total Investments	$806,625,482	$216,488	$–	$806,841,970

Refer to the Schedule of Investments for further disaggregation of investment categories.